COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
14. COMMITMENTS AND CONTINGENCIES
Legal Proceedings
The Company is subject to legal and regulatory actions that arise from time to time. The assessment as to whether a loss is probable or reasonably possible, and as to whether such loss or a range of such loss is estimable, often involves significant judgment about future events, and the outcome of litigation is inherently uncertain. The Company expenses professional legal fees as incurred, which are included in selling, general and administrative expense on the consolidated financial statements. Other than as described below, there is no material pending or threatened litigation against the Company that remains outstanding as of December 31, 2021.
Regulatory and Governmental Investigations and Related Internal Review
In September 2020, a short seller reported on certain aspects of the Company’s business and operations. The Company and its board of directors retained Kirkland & Ellis LLP to conduct an internal review in connection with the Hindenburg article (the “Internal Review”), and Kirkland & Ellis LLP promptly contacted the Division of Enforcement of the U.S. Securities and Exchange Commission to make it aware of the commencement of the Internal Review. The Company subsequently learned that the Staff of the Division of Enforcement had previously opened an investigation. During that same month, the Company and five of its officers and employees received subpoenas from the Staff of the Division of Enforcement as a part of a fact-finding inquiry related to aspects of the Company’s business as well as certain matters described in the short seller’s article. Later that same month, the Staff of the Division of Enforcement issued additional subpoenas to another three of the Company’s officers and employees and to the Company’s current and former directors.
The Company and Mr. Milton also received grand jury subpoenas from the U.S. Attorney’s Office for the Southern District of New York (the “SDNY”) in September 2020. Later that same month, Mr. Milton offered to voluntarily step down from his position as Executive Chairman, as a member of the Company’s board of directors, including all committees thereof, and from all positions as an employee and officer of the Company. The board accepted his resignation and appointed Stephen Girsky as Chairman of the board of directors.
On March 24, 2021, the Staff of the Division of Enforcement issued an additional subpoena to the Company related to its projected 2021 cash flow and anticipated use of funds from 2021 capital raises.
The Company is committed to cooperating fully with the Staff of the Division of Enforcement and the SDNY. As such, the Company’s counsel frequently engages with the Staff of the Division of Enforcement and the SDNY. Further, the Company has made voluminous productions of information and made witnesses available for interviews. The last such production of information was made in August 2021. The Company will continue to comply with future requests of the Staff of the Division of Enforcement and the SDNY.
The legal and other professional costs the Company incurred during fiscal years 2021 and 2020 in connection with the Internal Review and disclosed elsewhere in this Report include approximately $22.4 million and $8.1 million, respectively, expensed for Mr. Milton’s attorneys’ fees under his indemnification agreement with the Company. As of December 31, 2021 and 2020, the Company accrued approximately $22.7 million and $6.6 million, respectively, in legal and other professional costs for Mr. Milton’s attorneys’ fees under his indemnification agreement. The Company expects to incur additional costs associated with its continued cooperation with the Staff of the Division of Enforcement and the SDNY in fiscal year 2022, which will be expensed as incurred and which could be significant in the periods in which they are recorded.
On July 29, 2021, the U.S. Attorney for the SDNY announced the unsealing of a criminal indictment charging Mr. Milton with two counts of securities fraud and one count of wire fraud. That same day, the Securities and Exchange Commission announced charges against Mr. Milton for alleged violations of federal securities laws.
By order dated December 21, 2021, the Company and the SEC reached a settlement arising out of the SEC’s investigation of the Company. Under the terms of the settlement, without admitting or denying the SEC’s findings, the Company agreed to cease and desist from future violations of the Securities Exchange Act of 1934 and Rules
10b-5
and
13a-15(a)
thereunder and Section 17(a) of the Securities Act of 1933; to certain voluntary undertakings; and to pay a $125 million civil penalty, to be paid in five installments over two years. The first installment was paid at the end of 2021 and the remaining installments are to be paid semiannually through 2023. The Company previously reserved the full amount of the settlement in the quarter ended September 30, 2021, as disclosed in the Company’s quarterly report on Form
10-Q
for such quarter, filed with the SEC on November 4, 2021. The SEC’s cease and desist order is available on the SEC’s website.
The Company has been informed that the SDNY investigation remains ongoing but has not received any interview or document requests since the indictment of Mr. Milton was unsealed.
The Company cannot predict the ultimate outcome of the SDNY investigation or the litigation against Mr. Milton, nor can it predict whether any other governmental authorities will initiate separate investigations or litigation. The outcome of the SDNY investigation and any related legal and administrative proceedings could include a wide variety of outcomes, including the institution of administrative, civil injunctive or criminal proceedings involving the Company and/or current or former employees, officers and/or directors in addition to Mr. Milton, the imposition of fines and other penalties, remedies and/or sanctions, modifications to business practices and compliance programs and/or referral to other governmental agencies for other appropriate actions. It is not possible to accurately predict at this time when matters relating to the SDNY investigation will be completed, the final outcome of the SDNY investigation, what additional actions, if any, may be taken by the SDNY or by other governmental agencies, or the effect that such actions may have on the Company’s business, prospects, operating results and financial condition, which could be material.
The SDNY investigation, including any matters identified in the Internal Review, could also result in (1) third-party claims against the Company, which may include the assertion of claims for monetary damages, including but not limited to interest, fees, and expenses, (2) damage to the Company’s business or reputation, (3) loss of, or adverse effect on, cash flow, assets, goodwill, results of operations, business, prospects, profits or business value, including the possibility of certain of the Company’s existing contracts being cancelled, (4) adverse consequences on the Company’s ability to obtain or continue financing for current or future projects and/or (5) claims by directors, officers, employees, affiliates, advisors, attorneys, agents, debt holders or other interest holders or constituents of the Company or its subsidiaries, any of which could have a material adverse effect on the Company’s business, prospects, operating results and financial condition.
Further, to the extent that these investigations and any resulting third-party claims yield adverse results over time, such results could jeopardize the Company’s operations and exhaust its cash reserves, and could cause stockholders to lose their entire investment.
The Company intends to seek reimbursement from Mr. Milton for costs and damages arising from the actions that are the subject of the government and regulatory investigations.
Shareholder Securities Litigation
Beginning on September 15, 2020, six putative class action lawsuits were filed against the Company and certain of its current and former officers and directors, asserting violations of federal securities laws under Section 10(b) and Section 20(a) of the Exchange Act, and, in one case, violations of the Unfair Competition Law under California law (the “Shareholder Securities Litigation”). The complaints generally allege that the Company and certain of its officers and directors made false and/or misleading statements in press releases and public filings regarding the Company’s business plan and prospects. The actions are:
Borteanu v. Nikola Corporation, et al.
(Case No.
2:20-cv-01797-JZB),
filed by Daniel Borteanu in the United States District Court of the District of Arizona on September 15, 2020;
Salem v. Nikola Corporation, et al.
(Case No.
1:20-cv-04354),
filed by Arab Salem in the United States District Court for the Eastern District of New York on September 16, 2020;
Wojichowski v. Nikola Corporation, et al.
(Case No.
2:20-cv-01819-DLR),
filed by John Wojichowski in the United States District Court for the District of Arizona on September 17, 2020;
Malo
v. Nikola Corporation, et al.
(Case No.
5:20-cv-02168),
filed by Douglas Malo in the United States District Court for the Central District of California on October 16, 2020; and
Holzmacher, et al. v. Nikola Corporation, et al.
(Case No.
2:20-cv-2123-JJT),
filed by Albert Holzmacher, Michael Wood and Tate Wood in the United States District Court for the District of Arizona on November 3, 2020, and
Eves v. Nikola Corporation, et al.
(Case No.
2:20-cv-02168-DLR),
filed by William Eves in the United States District Court for the District of Arizona on November 10, 2020. In October 2020, stipulations by and among the parties to extend the time for the defendants to respond to the complaints until a lead plaintiff, lead counsel, and an operative complaint are identified were entered as orders in certain of the filed actions. On November 16, 2020 and December 8, 2020 respectively, orders in the
Malo
and
Salem
actions were entered to transfer the actions to the United States District Court for the District of Arizona.
On November 16, 2020, ten motions both to consolidate the pending securities actions and to be appointed as lead plaintiff were filed by putative class members. On December 15, 2020, the United States District Court for the District of Arizona consolidated the actions under lead case
Borteanu v. Nikola Corporation, et al.,
No.
CV-20-01797-PXL-SPL,
and appointed Angelo Baio as the “Lead Plaintiff”. On December 23, 2020, a motion for reconsideration of the Court’s order appointing the Lead Plaintiff was filed. On December 30, 2020, a petition for writ of mandamus seeking to vacate the District Court’s Lead Plaintiff order and directing the court to appoint another Lead Plaintiff was filed before the United States Court of Appeals for the Ninth Circuit, Case
No. 20-73819.
The motion for reconsideration was denied on February 18, 2021. On July 23, 2021, the Ninth Circuit granted in part the mandamus petition, vacated the district court’s December 15, 2020 order, and remanded the case to the District Court to reevaluate the appointment of a Lead Plaintiff. On November 18, 2021, the Court appointed Nikola Investor Group II as Lead Plaintiff and appointed Pomerantz LLP and Block & Leviton LLP as co-lead
counsel. On December 10, 2021, the Court issued a scheduling order pursuant to which Lead Plaintiff’s Amended Complaint was due January 24, 2022, Defendants’ deadline to answer or otherwise respond was set for March 10, 2022 and Plaintiffs’ deadline to file any responsive memorandum was set for April 11, 2022 with any reply from Defendants due by May 11, 2022. On January 24, 2022, Lead Plaintiffs filed the Consolidated Amended Class Action Complaint. On February 5, 2022, the Court granted the parties’ joint application for an extension of the deadline for Defendants to file an answer or move to dismiss until April 8, 2022, with Plaintiffs’ opposition due 30 days following the filing of a motion to dismiss, and any reply from Defendants due 30 days following Plaintiffs’ opposition.
Plaintiffs seek an unspecified amount in damages, attorneys’ fees, and other relief. The Company intends to vigorously defend itself. The Company is unable to estimate the potential loss or range of loss, if any, associated with these lawsuits, which could be material. On December 17, 2021, Lead Plaintiff filed a motion to lift the PSLRA stay of discovery. On January 18, 2022, Nikola filed its opposition to Lead Plaintiff’s motion to lift the PSLRA stay of discovery and on January 25, 2022, Lead Plaintiff filed its reply. The Court has not yet ruled on the motion.
Derivative Litigation
Beginning on September 23, 2020, two purported shareholder derivative actions were filed in the United States District Court for the District of Delaware (
Byun v. Milton, et al.
, Case No.
1:20-cv-01277-UNA;
Salguocar v. Girsky et. al.,
Case No.
1:20-cv-01404-UNA),
purportedly on behalf of the Company, against certain of the Company’s current and former directors alleging breaches of fiduciary duties, violations of Section 14(a) of the Exchange Act, and gross mismanagement. The
Byun
action also brings claims for unjust enrichment and abuse of control, while the
Salguocar
action brings a claim for waste of corporate assets. On October 19, 2020, the
Byun
action was stayed until 30 days after the earlier of (a) the Shareholder Securities Litigation being dismissed in their entirety with prejudice; (b) defendants filing an answer to any complaint in the Shareholder Securities Litigation; or (c) a joint request by plaintiff and defendants to lift the stay. On November 17, 2020, the
Byun
and
Salguocar
actions were consolidated as
In re Nikola Corporation Derivative Litigation,
Lead Case No.
20-cv-01277-CFC.
The consolidated action remains stayed.
On December 18, 2020, a purported shareholder derivative action was filed in the United States District Court for the District of Arizona,
Huhn v. Milton et al.,
Case No.
2:20-cv-02437-DWL,
purportedly on behalf of the Company, against certain of the Company’s current and former directors alleging breaches of fiduciary duties, violations of Section 14(a) of the Exchange Act, unjust enrichment, and against defendant Jeff Ubben, a member of the Company’s board of directors, insider selling and misappropriation of information. On January 26, 2021, the
Huhn
action was stayed until 30 days after the earlier of (a) the Shareholder Securities Litigation being dismissed in its entirety with prejudice; (b) defendants filing an answer to any complaint in the Shareholder Securities Litigation; or (c) a joint request by plaintiff and defendants to lift the stay.

On January 7, 2022, Barbara Rhodes, a purported stockholder of the Company, filed her Verified Stockholder Derivative Complaint in Delaware Chancery Court captioned
Rhodes v. Milton, et al. and Nikola
Corp.
, C.A. No. 2022-0023-KSJM (the “
Rhodes
Action”). On January 10, 2022, Zachary BeHage and Benjamin Rowe (together, the “BeHage Rowe Plaintiffs”), purported stockholders of the Company, filed their Verified Shareholder Derivative Complaint in Delaware Chancery Court captioned
BeHage v. Milton, et al. and Nikola Corp.
, C.A. No. 2022-0045-KSJM, (the “BeHage Rowe Action”
together with the Rhodes Action, the “Related Actions”). The Related Actions are against certain of the Company’s current and former directors and allege breach of fiduciary duties, insider selling under
Brophy
, aiding and abetting insider selling, aiding and abetting breach of fiduciary duties, unjust enrichment, and waste of corporate assets. On January 28, 2022, Rhodes and the BeHage Rowe Plaintiffs filed a stipulation and proposed order for consolidation of the Related Actions. The proposed order states that Defendants need not answer, move, or otherwise respond to the complaints filed in the Related Actions and contemplates that counsel for Plaintiffs shall file a consolidated complaint or designate an operative complaint within fourteen days of entry of an order consolidating these actions and shall meet and confer with counsel for Defendants or any other party regarding a schedule for Defendants to respond to the operative complaint. The proposed order was granted by the Court on February 1, 2022.
The complaints seek unspecified monetary damages, costs and fees associated with bringing the actions, and reform of the Company’s corporate governance, risk management and operating practices. The Company intends to vigorously defend against the foregoing complaints. The Company is unable to estimate the potential loss or range of loss, if any, associated with these lawsuits, which could be material.
In addition, on March 8, 2021, the Company received a demand letter from a law firm representing a purported stockholder of the Company alleging facts and claims substantially the same as many of the facts and claims in the filed derivative shareholder lawsuit. The demand letter requests that the board of directors (i) undertake an independent internal investigation into certain board members and management’s purported violations of Delaware and/or federal law; and (ii) commence a civil action against those members of the board and management for alleged fiduciary breaches. In April 2021, the board of directors formed a demand review committee, consisting of independent directors Bruce L. Smith, and Mary L. Petrovich, to review such demands and provide input to the Company and retained independent counsel. There can be no assurance as to whether any litigation will be commenced by or against the Company by the purported shareholder with respect to the claims set forth in the demand letter, or whether any such litigation could be material.
Books and Record Demands Pursuant to Delaware General Corporation Law Section 220
The Company has received a number of demand letters pursuant to Section 220 of the Delaware General Corporation Law (“DGCL”), seeking disclosure of certain of the Company’s records. The Company has responded to those demands, stating its belief that the demand letters fail to fully comply with the requirements of Section 220 of the DGCL. However, in the interest of resolution and while preserving all rights of the defendants, the Company has engaged in negotiations with the shareholders, and has provided certain information that the Company had reasonably available to it.
On January 15, 2021, Plaintiff Frances Gatto filed a complaint in Delaware Chancery Court seeking to compel inspection of books and records pursuant to Section 220 of the DGCL. On January 26, 2021, Plaintiff’s counsel and the Company filed a joint letter, notifying the Court that the parties are engaged in dialogue regarding Plaintiff’s demand, and the Company need not answer or otherwise respond to the complaint at this time. On October 20, 2021, Plaintiff dismissed the action without prejudice.

On October 8, 2021, Plaintiffs Zachary BeHage and Benjamin Rowe filed a complaint in Delaware Chancery Court seeking to compel inspection of books and records pursuant to Section 220 of the DGCL. On October 19, 2021, Plaintiffs’ counsel and the Company filed a joint letter, notifying the Court that the parties are engaged in dialogue regarding Plaintiffs’ demand, and the Company need not answer or otherwise respond to the complaint at this time. On January 14, 2022, Plaintiffs dismissed the action without prejudice.
On January 19, 2022, Plaintiff Melissa Patel filed a complaint in Delaware Chancery Court seeking to compel inspection of books and records pursuant to Section 220 of the DGCL.
AAA Arbitration Demand
On July 23, 2021, former Executive Chairman Trevor Milton filed an arbitration demand with the American Arbitration Association against the Company seeking indemnification and advancement of defense costs as well as cooperation in Mr. Milton’s defense in certain legal proceedings. The Company disputes Mr. Milton’s claims and will defend itself in arbitration. A hearing was held on January 31, 2022. No decision has been rendered.
Purchase Commitments
The Company enters into commitments under
non-cancellable
or partially cancellable purchase orders or vendor agreements in the normal course of business. The following table presents the Company’s commitments and contractual obligations and the Company’s accrued settlement to the SEC as of December 31, 2021

	Payments due by period as of December 31, 2021
	Total	Less than 1 Year	1 - 3 Years	3 - 5 Years	More than 5 Years
Unrecorded contractual obligations:
Purchase obligations	$504,715	$35,424	$469,291	$—	$—
Recorded contractual obligations:
Accrued SEC settlement	100,000	50,000	50,000	—	—
FCPM License	45,377	11,344	34,033	—	—

	$650,092	$96,768	$553,324	$—	$—

Commitments and Contingencies
Coolidge Land Conveyance
In February 2019, the Company was conveyed 430 acres of land in Coolidge, Arizona, by PLH. The purpose of the land conveyance was to incentivize the Company to locate its manufacturing facility in Coolidge, Arizona, and provide additional jobs to the region. The Company fulfilled its requirement to commence construction, as defined within the period defined by the agreement, of the manufacturing facility within two years of February 2019 (the “Manufacturing Facility Commencement Deadline”), and is required to complete construction of the manufacturing facility within five years of February 2019 (the “Manufacturing Facility Deadline”).
If the Company fails to meet the Manufacturing Facility Deadline, the Company may extend the completion deadline by paying PLH $0.2 million per month, until construction is completed (the “Monthly Payment Option”). The extension of the Manufacturing Facility Deadline beyond two years will require express written consent of PLH. If the Company does not exercise the Monthly Payment Option, fails to make timely payments on the Monthly Payment Option, or fails to complete construction by the extended Manufacturing Facility Deadline, PLH is entitled to either the $4.0 million security deposit or may reacquire the land and property at the appraised value to be determined by independent appraisers selected by the Company and PLH.

FCPM License
In the third quarter of 2021, the Company entered into a FCPM license to intellectual property that will be used to adapt, further develop and assemble FCPMs. Payments for the license will be due in installments ranging from 2022 to 2023. As of December 31, 2021, the Company accrued $11.3 million in accrued expenses and other current liabilities and $34.0 million in other long-term liabilities on the consolidated balance sheets.